FINANCIAL RISK MANAGEMENT - Maximum Exposure Credit Risk (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 5,655	$ 5,715
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	4,074	4,148
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	763	693
Notes Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	217	187
Kibali JV Receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	462	505
Norte Abierto JV Partner Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	74	81
Restricted Cash [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 65	$ 101